UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indi-rectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Actual	$ 1,000.00	$ 1,009.60	$ 3.74
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.42	$ 3.76

* Expenses are equal to the Fund's annualized expense ratio of .74%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Freescale Semiconductor, Inc.	3.1	3.1
Realogy Corp.	2.2	2.8
HCA, Inc.	1.8	1.7
NRG Energy, Inc.	1.6	0.7
Qwest Corp.	1.5	1.5
	10.2
Top Five Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.4	11.0
Telecommunications	9.4	11.1
Energy	8.5	8.6
Electric Utilities	7.0	3.0
Cable TV	5.6	7.4
Quality Diversification (% of fund's net assets)
As of October 31, 2007	As of April 30, 2007
AAA,AA,A 0.2%	AAA,AA,A 0.1%
BBB 4.4%	BBB 4.1%
BB 22.1%	BB 23.6%
B 26.9%	B 26.8%
CCC,CC,C 15.2%	CCC,CC,C 13.1%
D 0.0%	D 0.3%
Not Rated 1.8%	Not Rated 4.0%
Equities 17.8%	Equities 17.1%
Short-Term Investments and Net Other Assets 11.6%	Short-Term Investments and Net Other Assets 10.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2007 *		As of April 30, 2007 **
	Nonconvertible Bonds 56.6%		Nonconvertible Bonds 58.7%
	Convertible Bonds, Preferred Stocks 0.5%		Convertible Bonds, Preferred Stocks 1.2%
	Common Stocks 17.3%		Common Stocks 16.6%
	Floating Rate Loans 14.0%		Floating Rate Loans 12.4%
	Short-Term Investments and Net Other Assets 11.6%		Short-Term Investments and Net Other Assets 10.9%
	Other Investments 0.0%		Other Investments 0.2%
* Foreign investments	9.0%	** Foreign investments	8.0%

Semiannual Report

Investments October 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 56.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Technology - 0.0%
ON Semiconductor Corp. 0% 4/15/24	$ 840	$ 984

Nonconvertible Bonds - 56.6%
Aerospace - 0.7%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	3,525
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (h)	21,050	21,471
8.875% 4/1/15 pay-in-kind (h)	21,050	21,261
Hexcel Corp. 6.75% 2/1/15	10,710	10,603
Orbimage Holdings, Inc. 14.88% 7/1/12 (i)	8,010	8,731
		65,591
Air Transportation - 1.1%
Continental Airlines, Inc. 6.903% 4/19/22	4,070	3,785
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	4,524
10% 8/15/08 (a)	6,280	408
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (h)	53,149	53,966
8.021% 8/10/22 (h)	26,825	26,825
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	328
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	266
8.875% 6/1/06 (a)	5,900	236
Northwest Airlines, Inc. pass thru trust certificates:
7.027% 11/1/19	11,970	12,090
8.028% 11/1/17	5,560	5,616
		108,044
Automotive - 2.7%
Affinia Group, Inc. 9% 11/30/14	10,625	9,934
Delco Remy International, Inc.:
9.375% 4/15/12 (d)	2,475	2,351
11% 5/1/09 (d)	2,990	2,841
Ford Motor Credit Co. LLC:
5.8% 1/12/09	2,455	2,368
7.375% 10/28/09	10,530	10,156
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7.875% 6/15/10	$ 14,075	$ 13,569
9.875% 8/10/11	32,570	32,521
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	35,615
6.875% 9/15/11	21,825	20,243
6.875% 8/28/12	26,735	24,101
General Motors Corp. 8.375% 7/15/33	101,325	91,699
Visteon Corp. 7% 3/10/14	24,960	20,280
		265,678
Broadcasting - 0.4%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	15,770	16,440
10.375% 9/1/14 (h)	18,090	19,899
		36,339
Building Materials - 0.2%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	5,112
General Cable Corp. 7.125% 4/1/17	3,350	3,367
NTK Holdings, Inc. 0% 3/1/14 (e)	18,205	11,924
		20,403
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	5,985
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	77,548	75,315
11% 10/1/15	7,175	6,987
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	15,790	16,066
CSC Holdings, Inc.:
6.75% 4/15/12	20,160	19,454
7.625% 7/15/18	23,743	22,793
7.875% 12/15/07	1,000	1,001
7.875% 2/15/18	15,200	14,782
EchoStar Communications Corp.:
6.375% 10/1/11	15,465	15,658
6.625% 10/1/14	34,270	35,041
7% 10/1/13	16,420	17,036
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.: - continued
7.125% 2/1/16	$ 20,950	$ 21,893
iesy Repository GmbH 10.375% 2/15/15 (h)	4,660	4,846
NTL Cable PLC:
8.75% 4/15/14	24,485	25,220
9.125% 8/15/16	13,745	14,467
Videotron Ltee 6.875% 1/15/14	3,630	3,621
		300,165
Capital Goods - 0.7%
Blount, Inc. 8.875% 8/1/12	6,070	6,161
Chart Industries, Inc. 9.125% 10/15/15	4,970	5,069
Invensys PLC 9.875% 3/15/11 (h)	246	258
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	3,800	3,876
9.5% 8/1/14	28,805	30,101
11.75% 8/1/16	22,990	24,657
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,685
		73,807
Chemicals - 1.1%
Huntsman LLC 11.625% 10/15/10	2,465	2,607
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,380
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (h)	19,900	19,104
10.125% 12/1/14 pay-in-kind (h)	46,415	44,326
11.5% 12/1/16 (h)	28,710	27,490
Sterling Chemicals, Inc. 10.25% 4/1/15 (h)	7,980	8,180
		104,087
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	694
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,762
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	1,879
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)	15,460	14,532
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,347
		23,214
Containers - 0.7%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,700
BWAY Corp. 10% 10/15/10	9,210	9,417
Constar International, Inc. 11% 12/1/12	11,545	8,486
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 2,469	$ 2,296
7.5% 12/15/96	17,610	14,264
8% 4/15/23	6,295	6,106
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	4,199
8.25% 5/15/13	10,790	11,168
Vitro SAB de CV:
8.625% 2/1/12	4,980	4,943
9.125% 2/1/17	10,510	10,352
		73,931
Diversified Financial Services - 0.4%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	6,156
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,096
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	29,260	29,260
		37,512
Diversified Media - 0.9%
Affinion Group, Inc. 11.5% 10/15/15	12,915	13,464
CanWest Media, Inc. 8% 9/15/12	4,040	3,939
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,028
8.25% 2/1/30	27,130	26,669
8.5% 7/15/29	25,045	24,971
		92,071
Electric Utilities - 4.3%
AES Corp.:
7.75% 10/15/15 (h)	28,380	28,380
8% 10/15/17 (h)	71,000	71,799
AES Gener SA 7.5% 3/25/14	14,980	15,692
Aquila, Inc. 14.875% 7/1/12	7,225	9,104
Chivor SA E.S.P. 9.75% 12/30/14 (h)	11,230	12,409
Edison Mission Energy:
7.5% 6/15/13	25,210	25,840
7.75% 6/15/16	23,125	24,021
Energy Future Holdings:
10.875% 11/1/17 (h)	56,870	57,439
11.25% 11/1/17 pay-in-kind (h)	40,880	41,289
Intergen NV 9% 6/30/17 (h)	43,300	45,898
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc.:
7.25% 2/1/14	$ 3,570	$ 3,575
7.375% 2/1/16	6,520	6,520
Reliant Energy, Inc.:
7.625% 6/15/14	24,930	25,055
7.875% 6/15/17	19,800	19,899
Tenaska Alabama Partners LP 7% 6/30/21 (h)	5,209	5,235
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15 (h)	28,420	28,562
Utilicorp United, Inc. 9.95% 2/1/11 (i)	175	190
		420,907
Energy - 4.3%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	10,589
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,915
Berry Petroleum Co. 8.25% 11/1/16	13,210	13,441
Chaparral Energy, Inc.:
8.5% 12/1/15	10,400	9,672
8.875% 2/1/17 (h)	9,600	8,952
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	37,665
6.875% 11/15/20	12,985	12,693
7.5% 9/15/13	2,000	2,053
7.625% 7/15/13	19,570	20,377
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	23,377
Complete Production Services, Inc. 8% 12/15/16	11,475	11,102
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	2,741
6.4% 7/15/06 (d)	3,270	589
6.625% 11/15/05 (d)	13,290	2,392
6.725% 11/17/08 (d)(i)	4,095	737
6.75% 8/1/09 (d)	3,320	598
6.875% 10/15/07 (d)	8,050	1,449
6.95% 7/15/28 (d)	7,270	1,309
7.125% 5/15/07 (d)	1,390	250
7.375% 5/15/19 (d)	8,400	1,554
7.875% 6/15/03 (d)	1,390	250
9.125% 4/1/03 (d)	285	51
9.875% 6/5/03 (d)	1,268	228
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,367
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,480
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
InterNorth, Inc. 9.625% 3/16/06 (d)	$ 5,575	$ 1,004
Mariner Energy, Inc. 8% 5/15/17	7,240	7,113
Ocean Rig Norway AS 8.375% 7/1/13 (h)	4,730	4,872
OPTI Canada, Inc. 7.875% 12/15/14 (h)	28,570	28,321
Petrohawk Energy Corp. 9.125% 7/15/13	26,090	27,689
Pogo Producing Co.:
6.875% 10/1/17	18,560	18,746
7.875% 5/1/13	11,500	11,644
Range Resources Corp. 7.375% 7/15/13	5,530	5,641
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	38,042
8% 3/1/32	20,945	23,877
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,527
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (h)	5,140	5,191
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,968
7.5% 4/1/17	6,635	7,257
7.625% 4/1/37	7,450	8,024
8.375% 6/15/32	6,100	7,168
Venoco, Inc. 8.75% 12/15/11	6,840	6,874
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	27,616
		421,405
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	11,615
Environmental - 0.3%
Allied Waste North America, Inc. 7.125% 5/15/16	11,465	11,551
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	400
7.4% 9/15/35	17,991	16,732
		28,683
Food and Drug Retail - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,900	5,072
Rite Aid Corp.:
9.375% 12/15/15 (h)	15,040	13,762
9.5% 6/15/17 (h)	22,580	20,661
		39,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12	$ 2,870	$ 2,382
Michael Foods, Inc. 8% 11/15/13	2,690	2,690
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,563
Smithfield Foods, Inc. 7.75% 7/1/17	15,280	15,738
		25,373
Gaming - 1.0%
Mandalay Resort Group 6.5% 7/31/09	16,415	16,477
MGM Mirage, Inc.:
6% 10/1/09	5,030	5,005
6.625% 7/15/15	20,645	19,510
6.75% 9/1/12	6,315	6,228
6.75% 4/1/13	4,430	4,319
6.875% 4/1/16	2,280	2,172
7.5% 6/1/16	10,195	10,106
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,540
Scientific Games Corp. 6.25% 12/15/12	3,050	2,928
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	8,423
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	4,965	3,624
9% 1/15/12	2,645	2,486
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	7,320	7,320
		98,138
Healthcare - 2.8%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)	11,170	11,477
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,500
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (h)	27,990	26,870
CRC Health Group, Inc. 10.75% 2/1/16	7,690	8,151
DaVita, Inc. 6.625% 3/15/13	2,840	2,819
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,436
HCA, Inc.:
9.125% 11/15/14	27,330	28,355
9.25% 11/15/16	28,430	29,852
9.625% 11/15/16 pay-in-kind	49,665	52,459
Invacare Corp. 9.75% 2/15/15	7,340	7,413
Rural/Metro Corp. 9.875% 3/15/15	6,115	5,870
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,666
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Sun Healthcare Group, Inc. 9.125% 4/15/15	$ 1,550	$ 1,593
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	13,219
Tenet Healthcare Corp.:
9.25% 2/1/15	4,260	3,759
9.875% 7/1/14	6,785	6,174
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,330
Vanguard Health Holding Co. I 0% 10/1/15 (e)	2,985	2,328
Vanguard Health Holding Co. II LLC 9% 10/1/14	31,860	31,223
		276,989
Homebuilding/Real Estate - 2.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,240	11,873
8.125% 6/1/12	12,730	12,794
BF Saul REIT 7.5% 3/1/14	12,505	11,692
Realogy Corp.:
10.5% 4/15/14 (h)	121,225	100,617
11% 4/15/14 pay-in-kind (h)	88,225	71,021
12.375% 4/15/15 (h)	10,535	7,638
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	29,430	28,989
		244,624
Hotels - 0.1%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,421
8% 11/15/13	8,460	8,566
		14,987
Leisure - 0.7%
Six Flags, Inc.:
9.625% 6/1/14	5,035	3,952
9.75% 4/15/13	33,785	27,366
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	19,749	18,564
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	8,481
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,337
		71,700
Metals/Mining - 2.8%
Aleris International, Inc. 9% 12/15/14	12,670	11,435
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Drummond Co., Inc. 7.375% 2/15/16 (h)	$ 11,870	$ 11,158
FMG Finance Property Ltd.:
10% 9/1/13 (h)	17,490	19,283
10.625% 9/1/16 (h)	12,560	14,852
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	13,354
8.25% 4/1/15	20,280	21,953
8.375% 4/1/17	59,290	64,923
Massey Energy Co. 6.875% 12/15/13	18,850	17,813
Peabody Energy Corp.:
7.375% 11/1/16	26,690	27,924
7.875% 11/1/26	26,690	27,824
PNA Intermediate Holding Corp. 12.5575% 2/15/13 pay-in-kind (h)(i)	8,090	7,928
RathGibson, Inc. 11.25% 2/15/14	11,220	11,557
Ryerson Tull, Inc.:
12% 11/1/15 (h)	8,050	8,231
12.6188% 11/1/14 (h)(i)	10,620	10,859
		277,509
Paper - 0.2%
Glatfelter 7.125% 5/1/16	2,400	2,376
NewPage Corp. 11.6063% 5/1/12 (i)	8,670	9,364
Tekni-Plex, Inc. 10.875% 8/15/12	4,620	4,897
		16,637
Publishing/Printing - 1.5%
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	7,574
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,093
The Reader's Digest Association, Inc. 9% 2/15/17 (h)	14,730	13,110
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	117,815	116,637
		147,414
Railroad - 0.5%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (h)	8,690	8,788
7.625% 12/1/13	7,670	7,862
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,732
9.5% 10/1/08	5,910	6,028
TFM SA de CV 9.375% 5/1/12	16,130	17,098
		47,508
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.5%
Carrols Corp. 9% 1/15/13	$ 14,495	$ 13,861
OSI Restaurant Partners, Inc. 10% 6/15/15 (h)	41,605	35,572
		49,433
Services - 2.5%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,433
FTI Consulting, Inc.:
7.625% 6/15/13	3,280	3,346
7.75% 10/1/16	5,990	6,267
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	32,267
7.75% 1/15/15	26,235	26,563
8.625% 4/1/13	6,225	6,334
8.75% 7/15/18	42,365	44,483
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	29,453
KAR Holdings, Inc.:
8.75% 5/1/14 (h)	10,040	9,638
10% 5/1/15 (h)	10,550	10,102
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,010
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,950
NCO Group, Inc. 11.875% 11/15/14	13,230	13,032
Penhall International Corp. 12% 8/1/14 (h)	6,510	6,640
West Corp. 9.5% 10/15/14	40,480	41,593
		247,111
Shipping - 1.1%
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,543
Navios Maritime Holdings, Inc. 9.5% 12/15/14	20,280	21,497
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,126
Ship Finance International Ltd. 8.5% 12/15/13	30,655	31,345
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,485	8,315
US Shipping Partners LP 13% 8/15/14	13,660	14,138
		103,964
Specialty Retailing - 2.8%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	14,290	12,932
Claire's Stores, Inc.:
9.25% 6/1/15 (h)	23,165	19,459
9.625% 6/1/15 pay-in-kind (h)	26,210	21,427
10.5% 6/1/17 (h)	18,370	13,961
Dollar General Corp. 10.625% 7/15/15 (h)	60,930	58,493
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Michaels Stores, Inc.:
0% 11/1/16 (e)	$ 2,020	$ 1,237
10% 11/1/14	22,440	22,552
11.375% 11/1/16	53,075	52,942
Sally Holdings LLC:
9.25% 11/15/14	26,545	26,728
10.5% 11/15/16	3,385	3,377
VWR Funding, Inc. 10.25% 7/15/15 (h)	46,440	45,627
		278,735
Steels - 0.7%
CSN Islands VIII Corp. 9.75% 12/16/13 (h)	11,805	13,458
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,151
Gerdau SA 8.875% (h)	11,345	11,912
International Steel Group, Inc. 6.5% 4/15/14	24,820	24,944
Ispat Inland ULC 9.75% 4/1/14	5,094	5,540
		65,005
Super Retail - 0.4%
AutoNation, Inc.:
7% 4/15/14	6,070	5,895
7.36% 4/15/13 (i)	4,370	4,244
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	31,280	28,152
		38,291
Technology - 7.3%
Amkor Technology, Inc. 9.25% 6/1/16	36,010	36,100
Avago Technologies Finance Ltd.:
11.08% 6/1/13 (i)	18,810	19,092
11.875% 12/1/15	22,970	25,726
Ceridian Corp.:
11.25% 11/15/15 (h)	26,500	26,235
12.25% 11/15/15 pay-in-kind (h)	35,560	35,249
Freescale Semiconductor, Inc.:
8.875% 12/15/14	38,510	36,442
9.125% 12/15/14 pay-in-kind	173,502	157,017
10.125% 12/15/16	51,355	46,543
Lucent Technologies, Inc.:
6.45% 3/15/29	81,100	68,124
6.5% 1/15/28	32,887	27,625
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.9444% 12/15/11 (i)	$ 3,295	$ 2,883
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	7,434
Nortel Networks Corp.:
9.4925% 7/15/11 (h)(i)	16,300	16,096
10.125% 7/15/13 (h)	16,190	16,514
10.75% 7/15/16 (h)	16,300	16,952
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	3,856
SunGard Data Systems, Inc.:
9.125% 8/15/13	24,240	24,785
10.25% 8/15/15	16,640	17,389
Viasystems, Inc. 10.5% 1/15/11	23,140	23,371
Xerox Capital Trust I 8% 2/1/27	30,530	30,377
Xerox Corp.:
6.4% 3/15/16	18,000	18,489
7.625% 6/15/13	60,755	62,350
		718,649
Telecommunications - 7.0%
American Tower Corp. 7.125% 10/15/12	13,300	13,699
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	28,885
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,711
Citizens Communications Co.:
7.875% 1/15/27	16,920	16,709
9% 8/15/31	41,255	42,493
Digicel Group Ltd. 9.25% 9/1/12 (h)	8,355	8,543
Embarq Corp.:
7.082% 6/1/16	1,787	1,868
7.995% 6/1/36	37,663	40,412
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14	13,020	13,346
Intelsat Ltd.:
9.25% 6/15/16	9,770	10,112
11.25% 6/15/16	42,815	46,026
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)	4,400	4,411
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)	5,320	5,613
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.:
8.75% 2/15/17	$ 20,910	$ 19,054
12.25% 3/15/13	27,280	29,087
MetroPCS Wireless, Inc. 9.25% 11/1/14 (h)	26,140	26,009
Millicom International Cellular SA 10% 12/1/13	19,800	21,384
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	8,545
PanAmSat Corp.:
9% 8/15/14	22,595	23,442
9% 6/15/16	9,770	9,965
Qwest Capital Funding, Inc.:
7.625% 8/3/21	14,370	13,292
7.75% 2/15/31	4,620	4,204
Qwest Corp.:
7.5% 10/1/14	3,230	3,375
7.625% 6/15/15	6,359	6,709
7.875% 9/1/11	19,060	20,061
8.875% 3/15/12	48,680	53,305
8.9444% 6/15/13 (i)	33,180	35,420
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	5,230	4,642
6.875% 7/15/28	8,125	6,906
U.S. West Communications:
6.875% 9/15/33	69,615	65,612
7.125% 11/15/43	1,355	1,301
7.2% 11/10/26	10,660	10,340
7.25% 9/15/25	8,865	8,821
7.25% 10/15/35	46,490	44,863
7.5% 6/15/23	14,935	14,786
Wind Acquisition Finance SA 10.75% 12/1/15 (h)	16,090	17,900
		689,851
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
8.875% 4/1/16	19,380	19,768
9.75% 1/15/15	18,140	18,866
		38,634
TOTAL NONCONVERTIBLE BONDS		5,573,499
TOTAL CORPORATE BONDS (Cost $5,569,635)		5,574,483
Common Stocks - 17.3%
	Shares	Value (000s)
Air Transportation - 0.7%
Delta Air Lines, Inc. (a)	2,677,700	$ 55,696
Northwest Airlines Corp. (a)	565,558	10,491
		66,187
Automotive - 0.4%
Tenneco, Inc. (a)	1,294,500	39,625
Building Materials - 0.7%
General Cable Corp. (a)	960,300	69,132
Cable TV - 1.2%
Cablevision Systems Corp. - NY Group Class A (a)	1,175,000	34,463
Comcast Corp. Class A (a)	3,745,000	78,832
Discovery Holding Co. Class A (a)	125,000	3,564
Liberty Global, Inc. Class A (a)	9,320	366
LodgeNet Entertainment Corp. (a)(f)	230,822	4,979
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	10
		122,214
Chemicals - 0.5%
Celanese Corp. Class A	1,145,700	48,074
Sterling Chemicals, Inc. (a)	897	20
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		48,094
Containers - 0.3%
Crown Holdings, Inc. (a)	1,046,300	25,948
Trivest 1992 Special Fund Ltd. (a)(j)	11,400,000	0
		25,948
Diversified Financial Services - 0.1%
KKR Private Equity Investors, LP Restricted Depositary Units (h)	582,900	11,541
Diversified Media - 0.8%
News Corp. Class A	1,752,200	37,970
Rogers Communications, Inc. Class B (non-vtg.)	730,000	37,219
		75,189
Electric Utilities - 1.8%
AES Corp. (a)	2,100,000	44,961
Mirant Corp. (a)	660,000	27,958
NRG Energy, Inc. (a)	2,250,000	102,735
Portland General Electric Co.	20,217	569
		176,223
Energy - 3.7%
Chesapeake Energy Corp.	1,500,000	59,220
Forest Oil Corp. (a)	919,993	44,702
Common Stocks - continued
	Shares	Value (000s)
Energy - continued
Hornbeck Offshore Services, Inc. (a)	950,070	$ 37,148
OPTI Canada, Inc. (a)	2,100,000	42,369
Petrohawk Energy Corp. (a)	1,850,000	34,225
Valero Energy Corp.	675,000	47,540
Williams Companies, Inc.	2,850,000	103,997
		369,201
Food and Drug Retail - 0.5%
Kroger Co.	1,000,000	29,390
SUPERVALU, Inc.	425,000	16,469
		45,859
Food/Beverage/Tobacco - 0.2%
Centerplate, Inc. unit	1,033,875	17,524
Gaming - 0.0%
Progressive Gaming International Corp. warrants 10/14/08 (a)(j)	535,456	246
Healthcare - 1.2%
DaVita, Inc. (a)	1,020,800	66,546
Emergency Medical Services Corp. Class A (a)	928,600	28,202
UnitedHealth Group, Inc.	500,000	24,575
		119,323
Leisure - 0.3%
National CineMedia, Inc.	1,250,000	33,650
Metals/Mining - 0.9%
Alcoa, Inc.	1,250,000	49,488
Alpha Natural Resources, Inc. (a)	950,000	26,068
Haynes International, Inc. (a)	147,429	12,903
Intermet Corp. (a)(j)	521,664	944
		89,403
Publishing/Printing - 0.4%
Belo Corp. Series A	1,065,007	19,703
R.H. Donnelley Corp. (a)	350,000	19,198
		38,901
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	130
Services - 0.3%
Coinmach Service Corp. unit	1,522,000	29,770
Shipping - 1.4%
Navios Maritime Holdings, Inc.	2,865,350	51,777
Common Stocks - continued
	Shares	Value (000s)
Shipping - continued
Overseas Shipholding Group, Inc.	691,380	$ 51,439
Ship Finance International Ltd. (NY Shares) (f)	1,242,200	34,011
		137,227
Supermarkets - 0.3%
Safeway, Inc. (f)	855,000	29,070
Technology - 0.9%
Alliant Techsystems, Inc. (a)	475,000	52,435
AMIS Holdings, Inc. (a)	1,353,244	10,379
Vishay Intertechnology, Inc. (a)	1,800,000	22,662
		85,476
Telecommunications - 0.7%
American Tower Corp. Class A (a)	15,912	703
AT&T, Inc.	1,600,000	66,864
Embarq Corp.	80,278	4,248
Level 3 Communications, Inc. (a)	18,708	57
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	32
Series B, warrants 1/16/10 (a)	52,628	14
Series C, warrants 1/16/10 (a)	52,628	6
		71,924
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	659,302	3,956
TOTAL COMMON STOCKS (Cost $1,346,541)		1,705,813
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	1,641
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (a)(j)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		7,491
Nonconvertible Preferred Stocks - 0.4%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	11,421
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	76
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind	24,178	$ 30,223
TOTAL NONCONVERTIBLE PREFERRED STOCKS		41,720
TOTAL PREFERRED STOCKS (Cost $44,912)		49,211
Floating Rate Loans - 14.0%
	Principal Amount (000s)
Aerospace - 0.2%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.9969% 2/21/13 (i)	$ 418	410
Tranche 2LN, term loan 12.2438% 2/21/14 (i)	650	637
Hawker Beechcraft Corp.:
term loan 7.1688% 3/26/14 (i)	16,953	16,572
7.1981% 3/26/14 (i)	1,442	1,409
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.45% 9/29/13 (i)	671	662
Tranche 2LN, term loan 10.95% 3/28/14 (i)	250	251
		19,941
Auto Parts Distribution - 0.1%
Delphi Corp. term loan 7.875% 12/31/07 (i)	10,280	10,280
Automotive - 1.7%
AM General LLC:
Tranche B, term loan 8.2395% 9/30/13 (i)	16,162	16,102
8.125% 9/30/12 (i)	567	565
Dana Corp. term loan 7.98% 4/13/08 (i)	11,190	11,120
Ford Motor Co. term loan 8.7% 12/15/13 (i)	113,363	109,112
General Motors Corp. term loan 7.615% 11/29/13 (i)	4,357	4,270
Lear Corp. term loan 7.7892% 4/25/12 (i)	10,845	10,628
Navistar International Corp.:
term loan 8.2338% 1/19/12 (i)	10,802	10,667
Credit-Linked Deposit 8.2793% 1/19/12 (i)	3,928	3,879
		166,343
Broadcasting - 0.1%
Discovery Communications, Inc. term loan 7.1981% 5/14/14 (i)	5,387	5,312
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 1.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (i)	$ 119,288	$ 114,516
CSC Holdings, Inc. Tranche B, term loan 6.875% 3/31/13 (i)	27,432	26,712
		141,228
Capital Goods - 0.3%
Baldor Electric Co. term loan 6.96% 1/31/14 (i)	1,533	1,515
Chart Industries, Inc. Tranche B, term loan 7.3516% 10/17/12 (i)	213	211
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (i)	21,030	20,504
Tranche B 1LN, term loan 7.9885% 5/4/14 (i)	2,742	2,687
VWR Funding, Inc. term loan 7.6981% 6/29/14 (i)	7,820	7,556
Walter Industries, Inc. term loan 7.1145% 10/3/12 (i)	399	390
		32,863
Chemicals - 0.3%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.8738% 4/2/13 (i)	1,035	1,003
term loan 6.9788% 4/2/14 (i)	5,666	5,553
Lyondell Chemical Co. term loan 6.2515% 8/16/13 (i)	21,305	21,198
Momentive Performance Materials, Inc. Tranche B1, term loan 7.8125% 12/4/13 (i)	4,675	4,581
Solutia, Inc. Tranche B, term loan 8.06% 3/31/08 (i)	813	812
		33,147
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 7.3595% 4/3/15 (i)	24,696	24,079
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 10.1981% 11/30/14 (i)	1,970	1,857
Electric Utilities - 0.9%
Boston Generating LLC:
Credit-Linked Deposit 7.5731% 12/20/13 (i)	997	977
Tranche 1LN, revolver loan 7.5731% 12/20/13 (i)	279	273
Tranche 2LN, term loan 9.4481% 6/20/14 (i)	940	956
Tranche B 1LN, term loan 7.4481% 12/20/13 (i)	4,471	4,381
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Calpine Corp. Tranche D, term loan 7.4481% 3/29/09 (i)	$ 39,312	$ 38,821
NRG Energy, Inc.:
term loan:
6/8/14 (g)	8,509	8,338
6.9481% 2/1/13 (i)	26,577	26,045
6.8481% 2/1/13 (i)	11,061	10,840
		90,631
Energy - 0.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5806% 12/28/10 (i)	2,432	2,402
Tranche D, term loan 8.5275% 12/28/13 (i)	7,933	7,834
Compagnie Generale de Geophysique SA term loan 7.1288% 1/12/14 (i)	2,633	2,607
Helix Energy Solutions Group, Inc. term loan 7.1464% 7/1/13 (i)	5,994	5,889
Sandridge Energy, Inc. term loan 8.625% 4/1/15 (i)	21,730	21,458
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.3231% 10/31/12 (i)	2,252	2,229
term loan 7.5253% 10/31/12 (i)	4,037	3,997
Venoco, Inc. Tranche 2LN, term loan 9.125% 5/7/14 (i)	2,100	2,079
		48,495
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.4481% 4/8/12 (i)	9,643	9,257
Environmental - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.6206% 3/28/14 (i)	3,340	3,265
term loan 6.5813% 3/28/14 (i)	6,210	6,070
		9,335
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 6.7868% 6/4/14 (i)	14,390	13,958
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 6.6875% 6/5/13 (i)	4,792	4,708
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.4129% 2/16/14 (i)	661	645
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 1.3%
Bausch & Lomb, Inc. term loan:
4/26/15 (g)	$ 910	$ 910
8.1425% 4/26/15 (i)	3,640	3,640
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (i)	33,538	32,825
Tranche DD, term loan 7/25/14 (g)	2,212	2,165
DaVita, Inc. Tranche B1, term loan 6.7801% 10/5/12 (i)	16,912	16,531
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (i)	65,842	64,196
Health Management Associates, Inc. Tranche B, term loan 6.9481% 2/28/14 (i)	4,607	4,400
		124,667
Homebuilding/Real Estate - 0.6%
Capital Automotive (REIT) Tranche B, term loan 6.88% 12/16/10 (i)	14,633	14,468
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (i)	34,069	31,514
8.24% 10/10/13 (i)	9,195	8,506
		54,488
Leisure - 0.0%
Six Flags, Inc. Tranche B, term loan 7.75% 4/30/15 (i)	3,800	3,610
Metals/Mining - 0.4%
Aleris International, Inc. term loan 7.0625% 12/19/13 (i)	12,744	12,170
Novelis Corp. term loan 7.2% 7/6/14 (i)	25,127	24,373
		36,543
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (i)	50,658	49,328
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
term loan 7.0625% 6/14/14 (i)	2,537	2,445
7.7731% 6/14/13 (i)	207	199
		2,644
Services - 0.4%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (i)	19,690	19,050
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (i)	9,327	9,094
7.1981% 1/26/14 (i)	667	650
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.3375% 2/7/15 (i)	$ 3,135	$ 3,025
Neff Corp. Tranche 2LN, term loan 8.8959% 11/30/14 (i)	4,230	3,892
		35,711
Specialty Retailing - 0.5%
Claire's Stores, Inc. term loan 7.9481% 5/29/14 (i)	23,641	22,281
Michaels Stores, Inc. term loan 7.6185% 10/31/13 (i)	26,793	25,553
Sally Holdings LLC Tranche B, term loan 8.006% 11/16/13 (i)	3,346	3,246
		51,080
Super Retail - 0.3%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (i)	8,647	8,496
Toys 'R' US, Inc. term loan 8.1288% 12/9/08 (i)	25,110	24,828
		33,324
Technology - 2.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 6.9572% 3/20/13 (i)	15,652	15,417
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (i)	27,584	27,308
Tranche B-A1, term loan 7.455% 10/1/14 (i)	7,926	7,847
Tranche B-B, term loan 7.455% 10/1/12 (i)	35,510	35,155
Freescale Semiconductor, Inc. term loan 7.33% 12/1/13 (i)	58,416	55,787
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (i)	21,317	20,570
Open Solutions, Inc. term loan 7.275% 1/23/14 (i)	1,095	1,054
Riverdeep Interactive Learning USA, Inc. term loan:
7.9481% 12/20/13 (i)	3,754	3,735
11.9375% 12/21/07 (i)	3,832	3,794
SunGard Data Systems, Inc. term loan 7.3563% 2/28/14 (i)	50,304	49,675
		220,342
Telecommunications - 1.4%
American Cellular Corp.:
Tranche B, term loan 7.24% 3/15/14 (i)	2,912	2,905
Tranche DD, term loan 3/15/14 (g)	314	311
Intelsat Bermuda Ltd. term loan 7.8587% 1/12/14 (i)	8,710	8,601
Leap Wireless International, Inc. Tranche B, term loan 7.4481% 6/16/13 (i)	2,686	2,646
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (i)	$ 41,590	$ 40,394
MetroPCS Wireless, Inc. Tranche B, term loan 7.5789% 11/3/13 (i)	6,475	6,345
Paetec Communications, Inc. Tranche B, term loan 7.2525% 2/28/13 (i)	1,463	1,444
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (i)	29,000	29,725
Wind Telecomunicazioni SpA:
term loan 12.4488% 12/12/11 pay-in-kind (i)	16,992	16,999
Tranche 2, term loan 11.3194% 3/21/15 (i)	11,687	11,920
Tranche B, term loan 7.5694% 9/21/13 (i)	6,200	6,169
Tranche C, term loan 8.3194% 9/21/14 (i)	6,200	6,169
		133,628
Textiles & Apparel - 0.3%
Hanesbrands, Inc.:
term loan 8.815% 3/5/14 (i)	7,050	7,103
Tranche B 1LN, term loan 6.743% 9/5/13 (i)	19,902	19,653
		26,756
TOTAL FLOATING RATE LOANS (Cost $1,415,535)		1,384,200
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $496)	41,750	2,776
Money Market Funds - 12.8%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	1,247,694,333	1,247,694
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	12,303,250	12,303
TOTAL MONEY MARKET FUNDS (Cost $1,259,997)		1,259,997
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 4.54%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $30,849)	$ 30,853	$ 30,849
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $9,667,965)		10,007,329
NET OTHER ASSETS - (1.5)%		(149,185)
NET ASSETS - 100%		$ 9,858,144
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $11,945,000 and $11,724,000, respectively. The coupon rate will be determined at time of settlement.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,623,152,000 or 16.5% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,996,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$30,849,000 due 11/01/07 at 4.54%
Banc of America Securities LLC	$ 17,515
Lehman Brothers, Inc.	13,334
$ 30,849
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30,489
Fidelity Securities Lending Cash Central Fund	32
Total	$ 30,521
Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $313,247,000 of which $201,784,000 and $111,463,000 will expire on April 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2007
Assets
Investment in securities, at value (including securities loaned of $11,817 and repurchase agreements of $30,849) - See accompanying schedule: Unaffiliated issuers (cost $8,407,968)	$ 8,747,332
Fidelity Central Funds (cost $1,259,997)	1,259,997
Total Investments (cost $9,667,965)		$ 10,007,329
Cash		27
Receivable for investments sold		15,877
Receivable for fund shares sold		11,245
Dividends receivable		902
Interest receivable		134,065
Distributions receivable from Fidelity Central Funds		5,484
Prepaid expenses		3
Other receivables		135
Total assets		10,175,067

Liabilities
Payable for investments purchased	$ 287,514
Payable for fund shares redeemed	7,738
Distributions payable	3,205
Accrued management fee	4,588
Other affiliated payables	1,327
Other payables and accrued expenses	248
Collateral on securities loaned, at value	12,303
Total liabilities		316,923

Net Assets		$ 9,858,144
Net Assets consist of:
Paid in capital		$ 9,732,776
Undistributed net investment income		43,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(257,017)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		339,371
Net Assets, for 1,095,233 shares outstanding		$ 9,858,144
Net Asset Value, offering price and redemption price per share ($9,858,144 ÷ 1,095,233 shares)		$ 9.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2007
Investment Income
Dividends		$ 12,258
Interest		283,373
Income from Fidelity Central Funds		30,521
Total income		326,152

Expenses
Management fee	$ 26,615
Transfer agent fees	7,171
Accounting and security lending fees	678
Custodian fees and expenses	51
Independent trustees' compensation	18
Registration fees	187
Audit	95
Legal	40
Miscellaneous	34
Total expenses before reductions	34,889
Expense reductions	(262)	34,627
Net investment income		291,525
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,987
Foreign currency transactions	(63)
Total net realized gain (loss)		60,924
Change in net unrealized appreciation (depreciation) on: Investment securities	(267,100)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(267,093)
Net gain (loss)		(206,169)
Net increase (decrease) in net assets resulting from operations		$ 85,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2007	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 291,525	$ 442,781
Net realized gain (loss)	60,924	149,412
Change in net unrealized appreciation (depreciation)	(267,093)	370,783
Net increase (decrease) in net assets resulting from operations	85,356	962,976
Distributions to shareholders from net investment income	(275,653)	(443,495)
Share transactions Proceeds from sales of shares	2,131,343	3,016,912
Reinvestment of distributions	256,341	409,855
Cost of shares redeemed	(1,326,095)	(1,084,097)
Net increase (decrease) in net assets resulting from share transactions	1,061,589	2,342,670
Redemption fees	1,374	718
Total increase (decrease) in net assets	872,666	2,862,869

Net Assets
Beginning of period	8,985,478	6,122,609
End of period (including undistributed net investment income of $43,014 and undistributed net investment income of $27,142, respectively)	$ 9,858,144	$ 8,985,478
Other Information Shares
Sold	235,856	342,504
Issued in reinvestment of distributions	28,608	46,688
Redeemed	(148,279)	(124,266)
Net increase (decrease)	116,185	264,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31,		Years ended April 30,
	2007	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.18	$ 8.57	$ 8.15	$ 7.94	$ 7.37	$ 6.69
Income from Investment Operations
Net investment incomeD	.279	.543	.524	.539H	.584	.562
Net realized and unrealized gain (loss)	(.196)	.609	.416	.210	.613	.588
Total from investment operations	.083	1.152	.940	.749	1.197	1.150
Distributions from net investment income	(.264)	(.543)	(.521)	(.540)	(.630)	(.472)
Redemption fees added to paid in capitalD	.001	.001	.001	.001	.003	.002
Net asset value, end of period	$ 9.00	$ 9.18	$ 8.57	$ 8.15	$ 7.94	$ 7.37
Total ReturnB,C	.96%	13.95%	11.84%	9.64%	16.60%	18.89%
Ratios to Average Net AssetsE,G
Expenses before reductions	.74%A	.76%	.77%	.78%	.79%	.84%
Expenses net of fee waivers, if any	.74%A	.76%	.77%	.78%	.79%	.84%
Expenses net of all reductions	.73%A	.75%	.77%	.77%	.78%	.83%
Net investment income	6.16%A	6.21%	6.24%	6.61%H	7.41%	9.06%
Supplemental Data
Net assets, end of period (in millions)	$ 9,858	$ 8,985	$ 6,123	$ 4,990	$ 4,298	$ 3,832
Portfolio turnover rateF	45%A	37%	42%	59%	113%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Net investment income per share includes approximately $.015 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been 6.42%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict-able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, non-taxable dividends, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 571,811
Unrealized depreciation	(225,314)
Net unrealized appreciation (depreciation)	$ 346,497
Cost for federal income tax purposes	$ 9,660,832

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,779,636 and $1,864,628, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $32.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $38 and $222, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 27% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 27, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAI-USAN-1207
1.784852.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Actual	$ 1,000.00	$ 1,002.20	$ 4.28
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.86	$ 4.32

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	4.4	3.4
Chesapeake Energy Corp.	4.3	4.1
Mohegan Tribal Gaming Authority	3.8	3.2
Bombardier, Inc.	3.2	2.6
HCA, Inc.	2.8	1.7
	18.5
Top Five Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Gaming	12.1	9.1
Energy	10.3	7.8
Metals/Mining	9.5	7.2
Technology	7.8	8.7
Services	6.3	5.8
Quality Diversification (% of fund's net assets)
As of October 31, 2007*	As of April 30, 2007**
AAA,AA,A 0.1%	AAA,AA,A 0.9%
BBB 0.7%	BBB 0.8%
BB 78.8%	BB 84.8%
B 11.4%	B 6.6%
Not Rated 0.5%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 8.5%	Short-Term Investments and Net Other Assets 6.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2007*		As of April 30, 2007**
	Nonconvertible Bonds 85.1%		Nonconvertible Bonds 89.0%
	Convertible Bonds, Preferred Stocks 0.5%		Convertible Bonds, Preferred Stocks 0.0%
	Floating Rate Loans 5.9%		Floating Rate Loans 4.5%
	Short-Term Investments and Net Other Assets 8.5%		Short-Term Investments and Net Other Assets 6.5%
*Foreign investments	18.4%	**Foreign investments	17.9%

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.6%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 163,000	$ 194,133
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	107,000	99,305
TOTAL CONVERTIBLE BONDS		293,438
Nonconvertible Bonds - 85.1%
Aerospace - 3.7%
Bombardier, Inc.:
6.3% 5/1/14 (b)	360,000	351,900
7.45% 5/1/34 (b)	1,475,000	1,475,000
L-3 Communications Corp.:
6.375% 10/15/15	65,000	65,000
7.625% 6/15/12	185,000	190,550
		2,082,450
Air Transportation - 2.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	445,000	433,875
7.324% 4/15/11	80,000	79,200
8.608% 10/1/12	20,000	20,200
Continental Airlines, Inc.:
7.875% 7/2/18	152,011	148,971
9.558% 9/1/19	70,023	73,524
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	24,418	23,930
7.73% 9/15/12	12,345	12,221
8.388% 5/1/22	24,982	24,919
9.798% 4/1/21	338,785	355,724
Delta Air Lines, Inc. pass thru trust certificates 8.021% 8/10/22 (b)	80,000	80,000
Northwest Airlines, Inc. pass thru trust certificates:
7.027% 11/1/19	70,000	70,700
8.028% 11/1/17	40,000	40,400
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	160,000	153,600
		1,517,264
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - 1.2%
General Motors Acceptance Corp. 6.875% 9/15/11	$ 395,000	$ 366,363
GMAC LLC 6.625% 5/15/12	315,000	284,288
		650,651
Building Materials - 0.4%
Anixter International, Inc. 5.95% 3/1/15	220,000	200,200
Cable TV - 2.5%
CSC Holdings, Inc. 7.625% 7/15/18	60,000	57,600
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	620,000	598,300
EchoStar Communications Corp.:
6.375% 10/1/11	110,000	111,375
6.625% 10/1/14	230,000	235,175
7% 10/1/13	310,000	321,625
7.125% 2/1/16	70,000	73,150
		1,397,225
Capital Goods - 0.4%
Belden, Inc. 7% 3/15/17	155,000	154,225
Leucadia National Corp. 7% 8/15/13	95,000	92,150
		246,375
Chemicals - 1.1%
Chemtura Corp. 6.875% 6/1/16	255,000	243,525
Equistar Chemicals LP 7.55% 2/15/26	10,000	8,700
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	120,000	124,800
10.125% 9/1/08	32,000	33,040
NOVA Chemicals Corp.:
6.5% 1/15/12	140,000	134,400
8.4838% 11/15/13 (c)	70,000	68,688
		613,153
Containers - 0.4%
Greif, Inc. 6.75% 2/1/17	240,000	238,800
Diversified Financial Services - 0.7%
Residential Capital Corp.:
6.125% 11/21/08	30,000	25,275
7.375% 6/30/10	300,000	221,250
7.5% 4/17/13	30,000	21,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Residential Capital Corp.: - continued
7.875% 6/30/15	$ 85,000	$ 62,050
Residential Capital LLC 6.2238% 6/9/08 (c)	50,000	44,375
		374,850
Diversified Media - 1.4%
Liberty Media Corp.:
8.25% 2/1/30	260,000	255,585
8.5% 7/15/29	565,000	563,329
		818,914
Electric Utilities - 1.8%
Edison Mission Energy 7.2% 5/15/19 (b)	150,000	146,438
Intergen NV 9% 6/30/17 (b)	290,000	307,400
NSG Holdings II, LLC 7.75% 12/15/25 (b)	500,000	495,000
Tenaska Alabama Partners LP 7% 6/30/21 (b)	56,009	56,289
		1,005,127
Energy - 8.7%
Chesapeake Energy Corp.:
6.5% 8/15/17	1,045,000	1,011,038
6.625% 1/15/16	15,000	14,700
6.875% 1/15/16	255,000	253,406
7.5% 6/15/14	200,000	203,500
7.625% 7/15/13	150,000	156,188
7.75% 1/15/15	590,000	601,800
Compagnie Generale de Geophysique SA 7.75% 5/15/17	125,000	128,750
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	225,000	234,000
OPTI Canada, Inc.:
7.875% 12/15/14 (b)	330,000	327,129
8.25% 12/15/14 (b)	175,000	175,228
Pan American Energy LLC 7.75% 2/9/12 (b)	850,000	835,125
Pioneer Natural Resources Co. 6.65% 3/15/17	335,000	319,925
Plains Exploration & Production Co. 7% 3/15/17	430,000	409,575
Tesoro Corp. 6.5% 6/1/17 (b)	130,000	128,050
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	110,000	113,575
		4,911,989
Environmental - 1.5%
Allied Waste North America, Inc.:
6.875% 6/1/17	590,000	587,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
7.125% 5/15/16	$ 20,000	$ 20,150
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	237,150
		844,350
Food/Beverage/Tobacco - 0.6%
Smithfield Foods, Inc. 7.75% 7/1/17	345,000	355,350
Gaming - 12.1%
Chukchansi Economic Development Authority:
8% 11/15/13 (b)	70,000	70,700
8.8588% 11/15/12 (b)(c)	40,000	40,200
MGM Mirage, Inc.:
5.875% 2/27/14	495,000	460,350
6.625% 7/15/15	160,000	151,200
6.75% 9/1/12	315,000	310,669
6.875% 4/1/16	555,000	528,638
7.625% 1/15/17	1,035,000	1,035,000
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	61,913
6.375% 7/15/09	300,000	301,125
7.125% 8/15/14	1,815,000	1,783,225
Park Place Entertainment Corp. 7% 4/15/13	320,000	335,600
Scientific Games Corp. 6.25% 12/15/12	405,000	388,800
Seminole Hard Rock Entertainment, Inc. 8.1944% 3/15/14 (b)(c)	65,000	63,375
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	220,000	222,200
7.25% 5/1/12	490,000	494,900
Station Casinos, Inc. 6.875% 3/1/16	290,000	235,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	340,000	333,200
		6,816,720
Healthcare - 4.8%
FMC Finance III SA 6.875% 7/15/17 (b)	345,000	345,000
HCA, Inc.:
9.125% 11/15/14	365,000	378,688
9.25% 11/15/16	390,000	409,500
9.625% 11/15/16 pay-in-kind	730,000	771,063
Omega Healthcare Investors, Inc. 7% 4/1/14	415,000	418,113
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP:
6.5% 6/1/16	$ 170,000	$ 167,025
6.625% 10/15/14	225,000	223,875
		2,713,264
Homebuilding/Real Estate - 3.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	505,000	489,850
7.125% 2/15/13 (b)	435,000	424,125
8.125% 6/1/12	520,000	522,600
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	155,000	117,800
KB Home 7.75% 2/1/10	560,000	539,000
		2,093,375
Hotels - 2.3%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	455,000	473,200
Host Hotels & Resorts LP 6.875% 11/1/14	50,000	50,375
Host Marriott LP 7.125% 11/1/13	745,000	756,175
		1,279,750
Insurance - 3.9%
Leucadia National Corp. 7.125% 3/15/17	1,550,000	1,457,000
Unum Group 7.375% 6/15/32	695,000	720,476
		2,177,476
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	140,000	139,650
yankee:
7% 6/15/13	155,000	155,610
7.25% 6/15/16	65,000	64,675
7.5% 10/15/27	760,000	710,600
		1,070,535
Metals/Mining - 9.5%
Arch Western Finance LLC 6.75% 7/1/13	635,000	618,331
Drummond Co., Inc. 7.375% 2/15/16 (b)	1,140,000	1,071,600
FMG Finance Property Ltd.:
9.6213% 9/1/11 (b)(c)	60,000	62,250
10% 9/1/13 (b)	970,000	1,069,425
10.625% 9/1/16 (b)	50,000	59,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	$ 485,000	$ 531,075
Peabody Energy Corp.:
7.375% 11/1/16	350,000	366,188
7.875% 11/1/26	230,000	239,775
Steel Dynamics, Inc.:
6.75% 4/1/15 (b)	755,000	721,025
7.375% 11/1/12 (b)	110,000	110,000
Vedanta Resources PLC 6.625% 2/22/10 (b)	520,000	518,076
		5,366,870
Paper - 1.1%
Georgia-Pacific Corp.:
7% 1/15/15 (b)	545,000	532,738
8.875% 5/15/31	115,000	113,850
		646,588
Publishing/Printing - 0.3%
Scholastic Corp. 5% 4/15/13	165,000	142,725
Services - 5.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	240,000	236,400
7.75% 5/15/16	810,000	793,800
8.0575% 5/15/14 (c)	285,000	280,725
FTI Consulting, Inc.:
7.625% 6/15/13	515,000	525,300
7.75% 10/1/16	751,000	785,734
Service Corp. International:
6.75% 4/1/15	190,000	187,625
7.5% 4/1/27	570,000	530,100
		3,339,684
Shipping - 0.8%
Teekay Corp. 8.875% 7/15/11	455,000	473,200
Technology - 6.8%
Flextronics International Ltd.:
6.25% 11/15/14	305,000	287,463
6.5% 5/15/13	155,000	148,413
Hynix Semiconductor, Inc. 7.875% 6/27/17 (b)	370,000	352,888
Lucent Technologies, Inc.:
6.45% 3/15/29	415,000	348,600
6.5% 1/15/28	145,000	121,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
NXP BV 7.9925% 10/15/13 (c)	$ 365,000	$ 345,838
Seagate Technology HDD Holdings 6.8% 10/1/16	485,000	478,938
STATS ChipPAC Ltd. 7.5% 7/19/10	235,000	241,181
Xerox Capital Trust I 8% 2/1/27	1,510,000	1,502,450
		3,827,571
Telecommunications - 4.9%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	375,000	389,063
Qwest Corp.:
6.5% 6/1/17 (b)	265,000	260,797
7.625% 6/15/15	100,000	105,500
8.9444% 6/15/13 (c)	195,000	208,163
U.S. West Communications:
6.875% 9/15/33	1,225,000	1,154,563
7.5% 6/15/23	160,000	158,400
Windstream Corp.:
8.125% 8/1/13	65,000	68,900
8.625% 8/1/16	365,000	391,463
		2,736,849
TOTAL NONCONVERTIBLE BONDS		47,941,305
TOTAL CORPORATE BONDS (Cost $48,797,940)		48,234,743
Floating Rate Loans - 5.9%

Auto Parts Distribution - 0.3%
Federal-Mogul Corp. term loan 6.65% 12/31/07 (c)	140,000	139,475
Automotive - 0.6%
Ford Motor Co. term loan 8.7% 12/15/13 (c)	246,528	237,283
Navistar International Corp.:
term loan 8.2338% 1/19/12 (c)	80,667	79,658
Credit-Linked Deposit 8.2793% 1/19/12 (c)	29,333	28,967
		345,908
Broadcasting - 0.3%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.2042% 9/29/14 (c)	173,960	164,827
Tranche DD 1LN, term loan 9/29/14 (c)(d)	6,040	5,723
		170,550
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.7%
CSC Holdings, Inc. Tranche B, term loan 6.875% 3/31/13 (c)	$ 206,850	$ 201,420
Insight Midwest Holdings LLC Tranche B, term loan 7% 4/6/14 (c)	170,000	166,175
		367,595
Energy - 1.3%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.0981% 3/30/12 (c)	27,845	27,149
term loan 8.1981% 3/30/14 (c)	209,885	204,638
Kinder Morgan, Inc. Tranche B, term loan 6.3147% 5/30/14 (c)	377,207	366,834
Petroleum Geo-Services ASA term loan 6.95% 6/29/15 (c)	139,650	137,555
		736,176
Entertainment/Film - 0.4%
Zuffa LLC term loan 7.5625% 6/19/15 (c)	219,450	198,602
Healthcare - 0.4%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (c)	240,161	235,057
Tranche DD, term loan 7/25/14 (c)(d)	15,839	15,503
		250,560
Paper - 0.3%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (c)	195,629	190,494
Services - 0.4%
Adesa, Inc. term loan 7.45% 10/20/13 (c)	249,375	240,959
Technology - 0.8%
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (c)	478,800	462,042
Telecommunications - 0.4%
Intelsat Ltd. Tranche B, term loan 7.1238% 7/3/13 (c)	239,899	237,200
TOTAL FLOATING RATE LOANS (Cost $3,415,447)		3,339,561
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (a) (Cost $4,096,029)	4,096,029	$ 4,096,029
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $56,309,416)		55,670,333
NET OTHER ASSETS - 1.2%		681,511
NET ASSETS - 100%		$ 56,351,844
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,175,146 or 19.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $21,879 and $21,226, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 98,827
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.6%
Canada	4.5%
Australia	2.1%
Liberia	1.9%
Argentina	1.5%
Luxembourg	1.3%
Singapore	1.2%
Netherlands	1.1%
Others (individually less than 1%)	4.8%
100.0%
Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $105,097 all of which will expire on April 30, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,213,387)	$ 51,574,304
Fidelity Central Funds (cost $4,096,029)	4,096,029
Total Investments (cost $56,309,416)		$ 55,670,333
Cash		39,200
Receivable for investments sold		40,423
Receivable for fund shares sold		19,720
Interest receivable		1,006,630
Distributions receivable from Fidelity Central Funds		14,648
Prepaid expenses		19
Receivable from investment adviser for expense reductions		2,900
Total assets		56,793,873

Liabilities
Payable for investments purchased	$ 255,919
Payable for fund shares redeemed	54,393
Distributions payable	62,611
Accrued management fee	26,498
Other affiliated payables	10,961
Other payables and accrued expenses	31,647
Total liabilities		442,029

Net Assets		$ 56,351,844
Net Assets consist of:
Paid in capital		$ 57,366,247
Undistributed net investment income		99,995
Accumulated undistributed net realized gain (loss) on investments		(475,315)
Net unrealized appreciation (depreciation) on investments		(639,083)
Net Assets, for 5,624,503 shares outstanding		$ 56,351,844
Net Asset Value, offering price and redemption price per share ($56,351,844 ÷ 5,624,503 shares)		$ 10.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2007 (Unaudited)
Investment Income
Interest		$ 1,974,862
Income from Fidelity Central Funds		98,827
Total income		2,073,689

Expenses
Management fee	$ 161,040
Transfer agent fees	55,155
Accounting fees and expenses	11,813
Custodian fees and expenses	2,085
Independent trustees' compensation	107
Registration fees	13,858
Audit	30,649
Legal	96
Miscellaneous	195
Total expenses before reductions	274,998
Expense reductions	(33,807)	241,191
Net investment income		1,832,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(359,466)
Change in net unrealized appreciation (depreciation) on investment securities		(1,462,943)
Net gain (loss)		(1,822,409)
Net increase (decrease) in net assets resulting from operations		$ 10,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,832,498	$ 2,972,773
Net realized gain (loss)	(359,466)	343,007
Change in net unrealized appreciation (depreciation)	(1,462,943)	1,355,981
Net increase (decrease) in net assets resulting from operations	10,089	4,671,761
Distributions to shareholders from net investment income	(1,799,800)	(2,941,900)
Share transactions Proceeds from sales of shares	14,729,249	26,340,210
Reinvestment of distributions	1,419,159	2,313,383
Cost of shares redeemed	(14,497,706)	(17,550,401)
Net increase (decrease) in net assets resulting from share transactions	1,650,702	11,103,192
Redemption fees	16,203	9,078
Total increase (decrease) in net assets	(122,806)	12,842,131

Net Assets
Beginning of period	56,474,650	43,632,519
End of period (including undistributed net investment income of $99,995 and undistributed net investment income of $67,297, respectively)	$ 56,351,844	$ 56,474,650
Other Information Shares
Sold	1,464,092	2,606,855
Issued in reinvestment of distributions	142,165	229,063
Redeemed	(1,454,022)	(1,743,638)
Net increase (decrease)	152,235	1,092,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 9.96	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income D	.323	.624	.564	.331
Net realized and unrealized gain (loss)	(.309)	.350	.088	(.164)
Total from investment operations	.014	.974	.652	.167
Distributions from net investment income	(.317)	(.616)	(.554)	(.314)
Redemption fees added to paid in capital D	.003	.002	.002	.007
Net asset value, end of period	$ 10.02	$ 10.32	$ 9.96	$ 9.86
Total Return B, C	.22%	10.12%	6.75%	1.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	1.00%	1.08%	1.22%A
Expenses net of fee waivers, if any	.85%A	.85%	.85%	.85%A
Expenses net of all reductions	.84%A	.85%	.85%	.84%A
Net investment income	6.40%A	6.19%	5.64%	5.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,352	$ 56,475	$ 43,633	$ 37,689
Portfolio turnover rate F	79%A	71%	81%	134%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to April 30, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) (formerly of Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Summer Street Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 545,513
Unrealized depreciation	(1,150,763)
Net unrealized appreciation (depreciation)	$ (605,250)
Cost for federal income tax purposes	$ 56,275,583

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

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Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,254,156 and $20,848,706, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .85% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $31,692.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,115.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Focused High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the period shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

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Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Actual	$ 1,000.00	$ 1,001.30	$ 3.72
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.42	$ 3.76

* Expenses are equal to the Fund's annualized expense ratio of .74%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.7	2.9
Freescale Semiconductor, Inc.	1.9	2.0
AES Corp.	1.5	1.3
Chesapeake Energy Corp.	1.5	1.7
Qwest Corp.	1.5	1.4
	9.1
Top Five Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.5	12.0
Electric Utilities	8.5	6.1
Healthcare	8.0	8.6
Technology	8.0	7.8
Energy	7.7	7.8
Quality Diversification (% of fund's net assets)
As of October 31, 2007 *	As of April 30, 2007 **
AAA,AA,A 0.0%	AAA, AA, A 0.0%
BBB 1.8%	BBB 2.4%
BB 33.0%	BB 30.3%
B 43.0%	B 43.9%
CCC,CC,C 11.9%	CCC,CC,C 12.3%
D 0.0%	D 0.0%
Not Rated 1.6%	Not Rated 3.0%
Equities 1.2%	Equities 0.9%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 7.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2007 *		As of April 30, 2007 **
	Nonconvertible Bonds 77.7%		Nonconvertible Bonds 80.2%
	Convertible Bonds, Preferred Stocks 1.3%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.8%		Common Stocks 0.6%
	Floating Rate Loans 12.7%		Floating Rate Loans 11.3%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	9.2%	** Foreign investments	10.2%

Semiannual Report

Investments October 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 78.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.9%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 19,025	$ 22,659
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (e)	14,285	15,113
Technology - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	9,043	8,026
TOTAL CONVERTIBLE BONDS		45,798
Nonconvertible Bonds - 77.7%
Aerospace - 0.6%
Bombardier, Inc.:
6.3% 5/1/14 (e)	13,770	13,460
8% 11/15/14 (e)	12,550	13,052
TransDigm, Inc. 7.75% 7/15/14	4,350	4,437
		30,949
Air Transportation - 1.0%
Continental Airlines, Inc. 7.339% 4/19/14	3,920	3,685
Continental Airlines, Inc. 6.903% 4/19/22	2,330	2,167
Continental Airlines, Inc. pass thru trust certificates 6.9% 7/2/18	1,502	1,450
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	929
8.3% 12/15/29 (a)	7,735	503
10% 8/15/08 (a)	1,980	129
Northwest Airlines, Inc. pass thru trust certificates:
6.841% 10/1/12	14,375	14,483
7.041% 10/1/23	14,383	14,491
7.691% 4/1/17	12,771	12,515
		50,352
Auto Parts Distribution - 0.2%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	2,063	2,171
9.1348% 12/1/09 (f)	8,760	8,870
		11,041
Automotive - 4.2%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,677
Ford Motor Co. 7.45% 7/16/31	4,775	3,772
Ford Motor Credit Co. LLC:
8% 12/15/16	18,180	16,998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
9.6925% 4/15/12 (f)	$ 9,450	$ 9,545
9.875% 8/10/11	31,090	31,043
10.9444% 6/15/11 (f)	8,075	8,035
General Motors Acceptance Corp.:
6.75% 12/1/14	34,620	30,725
6.875% 9/15/11	16,250	15,072
6.875% 8/28/12	17,160	15,470
8% 11/1/31	6,635	6,104
General Motors Corp.:
8.25% 7/15/23	4,855	4,382
8.375% 7/15/33	13,315	12,050
GMAC LLC:
6.125% 1/22/08	14,000	13,962
6.625% 5/15/12	10,000	9,025
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,567
Tenneco, Inc. 8.625% 11/15/14	17,000	17,340
The Goodyear Tire & Rubber Co. 9% 7/1/15	7,125	7,731
Visteon Corp. 8.25% 8/1/10	9,555	8,600
		218,098
Banks and Thrifts - 0.3%
Residential Capital LLC 7.595% 5/22/09 (f)	19,060	14,867
Broadcasting - 1.0%
LIN Television Corp. 6.5% 5/15/13	14,265	13,766
Local TV Finance LLC 9.25% 6/15/15 pay-in-kind (e)	3,630	3,467
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	22,796
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (d)	1,025	1,017
Paxson Communications Corp. 8.4925% 1/15/12 (e)(f)	5,000	4,950
Radio One, Inc. 8.875% 7/1/11	3,715	3,659
		49,655
Building Materials - 0.7%
Building Materials Corp. of America 7.75% 8/1/14	11,955	10,401
General Cable Corp.:
7.125% 4/1/17	1,940	1,950
7.6056% 4/1/15 (f)	6,875	6,806
Nortek, Inc. 8.5% 9/1/14	10,255	9,076
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,670
		34,903
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - 3.8%
Cablevision Systems Corp. 9.82% 4/1/09 (f)	$ 5,015	$ 5,128
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	3,000	2,993
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	40,839	39,663
11% 10/1/15	1,910	1,860
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	26,445	26,247
8.375% 4/30/14 (e)	12,860	12,828
CSC Holdings, Inc. 7.625% 4/1/11	20,760	20,708
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	18,290	17,650
EchoStar Communications Corp.:
5.75% 10/1/08	5,115	5,089
7% 10/1/13	19,870	20,615
7.125% 2/1/16	20,885	21,825
Kabel Deutschland GmbH 10.625% 7/1/14	6,270	6,756
NTL Cable PLC 9.125% 8/15/16	6,470	6,810
Videotron Ltee 6.875% 1/15/14	7,670	7,651
		195,823
Capital Goods - 1.1%
American Railcar Industries, Inc. 7.5% 3/1/14	7,400	7,308
Baldor Electric Co. 8.625% 2/15/17	3,550	3,701
Case New Holland, Inc. 7.125% 3/1/14	5,700	5,871
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,338
Esco Corp. 8.625% 12/15/13 (e)	14,105	14,352
Invensys PLC 9.875% 3/15/11 (e)	5,670	5,954
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	3,190	3,334
Sensus Metering Systems, Inc. 8.625% 12/15/13	5,260	5,155
		56,013
Chemicals - 1.7%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	9,538	9,991
Georgia Gulf Corp.:
9.5% 10/15/14	13,720	11,936
10.75% 10/15/16	3,020	2,356
Lyondell Chemical Co.:
6.875% 6/15/17	23,830	25,975
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.: - continued
8.25% 9/15/16	$ 7,330	$ 8,365
Phibro Animal Health Corp. 10% 8/1/13 (e)	7,420	7,606
PolyOne Corp. 8.875% 5/1/12	4,735	4,924
The Mosaic Co.:
7.375% 12/1/14 (e)	9,860	10,452
7.625% 12/1/16 (e)	7,040	7,621
		89,226
Consumer Products - 0.3%
Jarden Corp. 7.5% 5/1/17	9,490	9,016
Riddell Bell Holdings, Inc. 8.375% 10/1/12	6,600	6,402
		15,418
Containers - 0.7%
Berry Plastics Holding Corp. 8.875% 9/15/14	6,940	7,096
BWAY Corp. 10% 10/15/10	8,735	8,932
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,303
8.25% 5/15/13	3,000	3,105
8.75% 11/15/12	3,000	3,131
8.875% 2/15/09	3,516	3,551
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,040
7.5% 5/15/10	4,210	4,263
		37,421
Diversified Financial Services - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13	3,310	3,045
Residential Capital Corp. 7.375% 6/30/10	4,455	3,286
		6,331
Diversified Media - 0.9%
Affinion Group, Inc. 11.5% 10/15/15	7,250	7,558
Block Communications, Inc. 8.25% 12/15/15 (e)	6,600	6,567
CanWest Media, Inc. 8% 9/15/12	2,660	2,594
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	8,205
Liberty Media Corp. 5.7% 5/15/13	25,250	23,230
		48,154
Electric Utilities - 7.6%
AES Corp.:
8% 10/15/17 (e)	22,360	22,612
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
8.75% 5/15/13 (e)	$ 26,680	$ 28,181
9.375% 9/15/10	13,149	13,938
9.5% 6/1/09	17,342	17,862
AES Gener SA 7.5% 3/25/14	6,035	6,322
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	15,608
Aquila, Inc. 14.875% 7/1/12	4,405	5,550
Calpine Generating Co. LLC 0% 4/1/09 (c)(f)	50	2
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,555
8.5% 4/15/11	11,175	12,041
Dynegy Holdings, Inc. 7.75% 6/1/19 (e)	14,280	13,423
Edison Mission Energy 7.2% 5/15/19 (e)	39,045	38,118
Energy Future Holdings:
10.875% 11/1/17 (e)	27,020	27,290
11.25% 11/1/17 pay-in-kind (e)	4,470	4,515
Mirant Americas Generation LLC 8.3% 5/1/11	14,710	14,894
Mirant North America LLC 7.375% 12/31/13	5,510	5,579
NRG Energy, Inc.:
7.25% 2/1/14	30,460	30,506
7.375% 2/1/16	5,710	5,710
7.375% 1/15/17	4,885	4,885
NSG Holdings II, LLC 7.75% 12/15/25 (e)	12,880	12,751
Reliant Energy, Inc.:
6.75% 12/15/14	6,270	6,395
7.875% 6/15/17	46,120	46,351
Sierra Pacific Resources 6.75% 8/15/17	4,320	4,244
TECO Energy, Inc. 7.3563% 5/1/10 (f)	7,370	7,517
Tenaska Alabama Partners LP 7% 6/30/21 (e)	4,084	4,104
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15 (e)	22,480	22,592
		394,545
Energy - 6.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	6,980	6,945
Berry Petroleum Co. 8.25% 11/1/16	5,000	5,088
Chaparral Energy, Inc. 8.875% 2/1/17 (e)	7,555	7,045
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	29,112
6.625% 1/15/16	7,960	7,801
6.875% 1/15/16	2,980	2,961
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
7% 8/15/14	$ 4,960	$ 5,010
7.5% 9/15/13	4,000	4,105
7.5% 6/15/14	7,430	7,560
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,300	1,336
7.75% 5/15/17	2,750	2,833
Complete Production Services, Inc. 8% 12/15/16	16,300	15,770
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,800
Forest Oil Corp. 7.25% 6/15/19 (e)	18,215	18,261
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	8,120	8,019
9% 6/1/16 (e)	9,470	9,754
Mariner Energy, Inc. 8% 5/15/17	4,050	3,979
OPTI Canada, Inc. 8.25% 12/15/14 (e)	25,060	25,093
Petrohawk Energy Corp. 9.125% 7/15/13	21,090	22,383
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,415
Plains Exploration & Production Co. 7% 3/15/17	19,310	18,393
Pogo Producing Co.:
6.625% 3/15/15	5,640	5,696
7.875% 5/1/13	6,940	7,027
Pride International, Inc. 7.375% 7/15/14	3,650	3,760
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,890	1,838
7.375% 7/15/13	16,370	16,697
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	9,486	9,984
Swift Energy Co. 7.125% 6/1/17	19,060	18,250
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	3,190	3,222
Tennessee Gas Pipeline Co. 7% 10/15/28	7,600	7,722
Williams Companies, Inc.:
6.375% 10/1/10 (e)	9,860	9,971
7.125% 9/1/11	13,320	13,820
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	10,760	11,110
		336,760
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,263
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
6.875% 6/1/17	$ 9,500	$ 9,453
7.125% 5/15/16	17,290	17,420
		35,136
Food and Drug Retail - 1.1%
Albertsons, Inc. 7.45% 8/1/29	9,925	9,862
Rite Aid Corp.:
6.875% 8/15/13	5,838	4,773
7.7% 2/15/27	4,725	3,597
9.375% 12/15/15 (e)	8,330	7,622
9.5% 6/15/17 (e)	12,500	11,438
SUPERVALU, Inc. 7.5% 11/15/14	17,750	18,238
		55,530
Food/Beverage/Tobacco - 1.9%
Constellation Brands, Inc. 7.25% 5/15/17 (e)	47,710	47,710
Dean Foods Co. 7% 6/1/16	16,430	15,362
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	14,220	14,291
Smithfield Foods, Inc. 7.75% 7/1/17	8,230	8,477
Stater Brothers Holdings, Inc. 7.75% 4/15/15	14,270	14,199
		100,039
Gaming - 2.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (e)	10,045	9,367
Herbst Gaming, Inc. 8.125% 6/1/12	3,250	2,860
Mandalay Resort Group 9.5% 8/1/08	5,385	5,513
MGM Mirage, Inc.:
5.875% 2/27/14	26,030	24,208
6.625% 7/15/15	12,005	11,345
6.75% 9/1/12	9,860	9,724
7.5% 6/1/16	9,940	9,853
Mohegan Tribal Gaming Authority 6.875% 2/15/15	1,770	1,730
Park Place Entertainment Corp. 7% 4/15/13	5,675	5,952
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,507
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	4,490	4,529
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12	$ 1,620	$ 1,523
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	19,230	18,845
		111,956
Healthcare - 6.0%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,769
Bausch & Lomb, Inc. 9.875% 11/1/15 (e)	5,890	6,052
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,813
Carriage Services, Inc. 7.875% 1/15/15	5,170	5,144
Community Health Systems, Inc. 8.875% 7/15/15 (e)	14,585	14,767
CRC Health Group, Inc. 10.75% 2/1/16	4,750	5,035
DaVita, Inc.:
6.625% 3/15/13	5,380	5,340
7.25% 3/15/15	9,065	9,156
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,207
HCA, Inc.:
5.75% 3/15/14	6,895	5,740
6.5% 2/15/16	1,915	1,633
7.5% 11/6/33	4,775	3,892
9.125% 11/15/14	13,905	14,426
9.25% 11/15/16	45,950	48,248
9.625% 11/15/16 pay-in-kind	16,755	17,697
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	15,254
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	8,020
ResCare, Inc. 7.75% 10/15/13	8,585	8,628
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,909
Service Corp. International 7.375% 10/1/14	9,765	9,887
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	5,320
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	14,032
Tenet Healthcare Corp.:
9.25% 2/1/15	13,030	11,499
9.875% 7/1/14	21,785	19,824
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,120
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind (e)	5,670	5,698
US Oncology Holdings, Inc. 10.0094% 3/15/12 pay-in-kind (e)(f)	15,140	13,323
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP:
6.5% 6/1/16	$ 19,020	$ 18,687
6.625% 10/15/14	9,875	9,826
6.75% 6/1/10	4,810	4,834
6.75% 4/1/17	8,880	8,836
		313,616
Homebuilding/Real Estate - 2.0%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,032
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	7,905	6,008
6.375% 12/15/14	5,000	3,875
KB Home 5.875% 1/15/15	4,740	4,195
Realogy Corp.:
10.5% 4/15/14 (e)	31,535	26,174
11% 4/15/14 pay-in-kind (e)	535	431
12.375% 4/15/15 (e)	20,140	14,602
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	28,460	28,033
Standard Pacific Corp. 7.75% 3/15/13	4,000	3,020
TOUSA, Inc.:
9% 7/1/10	1,910	1,031
9% 7/1/10	11,695	6,198
		101,599
Hotels - 0.7%
Host Hotels & Resorts LP 6.875% 11/1/14	19,730	19,878
Host Marriott LP:
6.375% 3/15/15	10,515	10,357
7.125% 11/1/13	5,865	5,953
		36,188
Insurance - 0.1%
USI Holdings Corp. 9.4325% 11/15/14 (e)(f)	6,810	6,401
Leisure - 0.5%
Festival Fun Parks LLC 10.875% 4/15/14	8,540	8,647
Six Flags, Inc.:
9.625% 6/1/14	9,075	7,124
9.75% 4/15/13	4,975	4,030
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,536
		25,337
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 3.7%
Aleris International, Inc. 9% 12/15/14	$ 7,720	$ 6,967
Drummond Co., Inc. 7.375% 2/15/16 (e)	8,735	8,211
FMG Finance Property Ltd.:
10% 9/1/13 (e)	4,555	5,022
10.625% 9/1/16 (e)	11,075	13,096
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,165
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	11,760	12,730
8.375% 4/1/17	19,030	20,838
8.3944% 4/1/15 (f)	9,500	9,833
Massey Energy Co. 6.875% 12/15/13	22,380	21,149
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (e)(f)	7,950	7,394
Novelis, Inc. 7.25% 2/15/15	16,730	16,019
Peabody Energy Corp.:
6.875% 3/15/13	9,935	9,960
7.375% 11/1/16	31,910	33,386
PNA Group, Inc. 10.75% 9/1/16	4,740	4,823
Ryerson Tull, Inc. 12% 11/1/15 (e)	4,280	4,376
Steel Dynamics, Inc. 7.375% 11/1/12 (e)	13,410	13,410
		192,379
Paper - 0.5%
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,624
8.875% 5/15/31	5,320	5,267
9.5% 12/1/11	14,263	15,047
Glatfelter 7.125% 5/1/16	4,440	4,396
		27,334
Publishing/Printing - 2.8%
Cadmus Communications Corp. 8.375% 6/15/14	4,830	4,564
Cenveo Corp. 7.875% 12/1/13	14,959	14,024
R.H. Donnelley Corp. 8.875% 10/15/17 (e)	13,435	13,704
The Reader's Digest Association, Inc. 9% 2/15/17 (e)	17,150	15,264
TL Acquisitions, Inc.:
0% 7/15/15 (d)(e)	17,880	14,483
10.5% 1/15/15 (e)	53,130	52,599
Valassis Communications, Inc. 8.25% 3/1/15	38,070	31,979
		146,617
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	$ 4,780	$ 4,900
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,232
		6,132
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	17,725	16,950
Landry's Restaurants, Inc. 9.5% 12/15/14	11,280	11,308
OSI Restaurant Partners, Inc. 10% 6/15/15 (e)	8,985	7,682
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	3,224
		39,164
Services - 3.1%
Ahern Rentals, Inc. 9.25% 8/15/13	16,545	15,676
Allied Security Escrow Corp. 11.375% 7/15/11	5,590	5,338
ARAMARK Corp. 8.5% 2/1/15	20,860	21,173
Ashtead Capital, Inc. 9% 8/15/16 (e)	9,340	9,060
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	6,445	6,348
Corrections Corp. of America:
6.25% 3/15/13	16,770	16,686
6.75% 1/31/14	5,130	5,168
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	2,040
7.75% 10/1/16	3,760	3,934
Hertz Corp.:
8.875% 1/1/14	19,045	19,616
10.5% 1/1/16	7,170	7,708
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	11,832
8.625% 4/1/13	2,785	2,834
KAR Holdings, Inc. 8.75% 5/1/14 (e)	5,690	5,462
Penhall International Corp. 12% 8/1/14 (e)	4,370	4,457
Rental Service Corp. 9.5% 12/1/14	4,460	4,282
United Rentals North America, Inc. 7% 2/15/14	18,730	19,947
		161,561
Shipping - 1.5%
Britannia Bulk PLC 11% 12/1/11	2,190	2,300
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,345	9,802
Navios Maritime Holdings, Inc. 9.5% 12/15/14	13,720	14,543
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,504
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 35,500	$ 36,299
Teekay Corp. 8.875% 7/15/11	5,000	5,200
		76,648
Specialty Retailing - 2.1%
Dollar General Corp. 10.625% 7/15/15 (e)	11,605	11,141
Michaels Stores, Inc. 10% 11/1/14	23,620	23,738
Sally Holdings LLC 9.25% 11/15/14	30,900	31,113
United Auto Group, Inc. 7.75% 12/15/16	14,790	14,420
VWR Funding, Inc. 10.25% 7/15/15 (e)	27,480	26,999
		107,411
Steels - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	7,730	6,996
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,700	9,157
		16,153
Super Retail - 1.8%
Asbury Automotive Group, Inc. 8% 3/15/14	23,685	23,093
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,872
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	15,273
Linens 'n Things, Inc. 10.8675% 1/15/14 (f)	3,000	1,980
Neiman Marcus Group, Inc. 9% 10/15/15	16,960	18,062
Sonic Automotive, Inc. 8.625% 8/15/13	15,970	15,970
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	2,685	2,417
Toys 'R' US, Inc. 7.875% 4/15/13	14,325	12,320
		94,987
Technology - 6.3%
Activant Solutions, Inc. 9.5% 5/1/16	3,320	3,046
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	6,321
9.25% 6/1/16	12,890	12,922
Avago Technologies Finance Ltd. 10.125% 12/1/13	21,880	23,630
Freescale Semiconductor, Inc.:
8.875% 12/15/14	31,700	29,998
9.125% 12/15/14 pay-in-kind	60,860	55,078
10.125% 12/15/16	9,435	8,551
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	9,440
Lucent Technologies, Inc.:
6.45% 3/15/29	28,655	24,070
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 7,910	$ 6,644
Nortel Networks Corp.:
9.4925% 7/15/11 (e)(f)	11,120	10,981
10.75% 7/15/16 (e)	31,260	32,510
NXP BV:
7.875% 10/15/14	6,980	6,832
7.9925% 10/15/13 (f)	18,790	17,804
Open Solutions, Inc. 9.75% 2/1/15 (e)	2,440	2,312
Serena Software, Inc. 10.375% 3/15/16	6,855	7,215
SunGard Data Systems, Inc. 9.125% 8/15/13	27,000	27,608
Xerox Capital Trust I 8% 2/1/27	44,095	43,875
		328,837
Telecommunications - 8.8%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	14,606
Centennial Communications Corp. 10.9806% 1/1/13 (f)	8,000	8,000
Cricket Communications, Inc. 9.375% 11/1/14	6,035	6,005
Digicel Group Ltd.:
8.875% 1/15/15 (e)	25,385	23,481
9.125% 1/15/15 pay-in-kind (e)	28,687	26,535
9.25% 9/1/12 (e)	1,610	1,646
Intelsat Ltd.:
7.625% 4/15/12	9,565	8,322
9.25% 6/15/16	47,470	49,131
11.25% 6/15/16	15,815	17,001
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	5,000	5,088
Level 3 Financing, Inc.:
8.75% 2/15/17	9,850	8,976
9.25% 11/1/14	35,245	33,218
12.25% 3/15/13	16,000	17,060
MetroPCS Wireless, Inc. 9.25% 11/1/14 (e)	15,100	15,025
Millicom International Cellular SA 10% 12/1/13	11,840	12,787
Nextel Communications, Inc. 7.375% 8/1/15	12,580	12,706
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (e)	5,045	5,335
PAETEC Holding Corp. 9.5% 7/15/15 (e)	2,690	2,751
PanAmSat Corp.:
9% 8/15/14	3,105	3,221
9% 6/15/16	23,720	24,194
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Communications International, Inc.:
7.5% 2/15/14	$ 15,725	$ 15,961
7.5% 2/15/14	1,840	1,872
Qwest Corp.:
7.5% 10/1/14	24,500	25,603
7.625% 6/15/15	17,890	18,874
7.875% 9/1/11	8,465	8,909
8.9444% 6/15/13 (f)	20,090	21,446
Rogers Communications, Inc. 8% 12/15/12	3,790	3,970
Rural Cellular Corp. 8.25% 3/15/12	5,440	5,685
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	6,015
U.S. West Communications 5.625% 11/15/08	5,000	4,963
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	7,565	8,416
Windstream Corp.:
7% 3/15/19	9,490	9,371
8.125% 8/1/13	7,580	8,035
8.625% 8/1/16	21,725	23,300
		457,508
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.7841% 12/15/14 (e)(f)	4,670	4,693
TOTAL NONCONVERTIBLE BONDS		4,034,782
TOTAL CORPORATE BONDS (Cost $4,109,724)		4,080,580
Common Stocks - 0.8%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	550,269	11,446
Cable TV - 0.1%
EchoStar Communications Corp. Class A (a)	100,860	4,938
Time Warner Cable, Inc.	3,930	112
		5,050
Consumer Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,139,829	1,311
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (g)	13,662,268	0
Common Stocks - continued
	Shares	Value (000s)
Energy - 0.1%
El Paso Corp.	300,000	$ 5,298
Shipping - 0.3%
OceanFreight, Inc.	500,000	13,320
Telecommunications - 0.1%
Sprint Nextel Corp.	227,548	3,891
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	143,778	863
TOTAL COMMON STOCKS (Cost $29,966)		41,179
Nonconvertible Preferred Stocks - 0.4%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	14,969	18,711
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,915)		18,734
Floating Rate Loans - 12.7%
	Principal Amount (000s)
Auto Parts Distribution - 0.2%
Delphi Corp. term loan:
7.375% 12/31/07 (f)	$ 1,450	1,450
7.875% 12/31/07 (f)	6,210	6,210
		7,660
Automotive - 0.5%
Dana Corp. term loan 7.98% 4/13/08 (f)	5,780	5,744
Ford Motor Co. term loan 8.7% 12/15/13 (f)	12,843	12,361
General Motors Corp. term loan 7.615% 11/29/13 (f)	2,700	2,646
Lear Corp. term loan 7.7892% 4/25/12 (f)	4,970	4,871
		25,622
Broadcasting - 0.8%
Telesat Holding, Inc. term loan:
10/15/14 (h)	490	484
7.9006% 10/15/14 (f)	5,730	5,666
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Univision Communications, Inc.:
Tranche 1LN, term loan 7.2042% 9/29/14 (f)	$ 38,393	$ 36,378
Tranche DD 1LN, term loan 9/29/14 (f)(h)	1,457	1,380
		43,908
Building Materials - 0.2%
Building Materials Corp. of America term loan 9.8105% 2/22/14 (f)	9,925	8,933
Cable TV - 1.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (f)	59,158	56,769
CSC Holdings, Inc. Tranche B, term loan 6.875% 3/31/13 (f)	41,518	40,428
		97,197
Chemicals - 0.3%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.8738% 4/2/13 (f)	592	574
term loan 6.9788% 4/2/14 (f)	3,241	3,177
Hexion Specialty Chemicals, Inc.:
term loan 7.5% 5/5/13 (f)	9,863	9,715
Tranche C5, term loan 7.44% 5/5/13 (f)	249	246
		13,712
Drug Stores - 0.1%
Rite Aid Corp. Tranche ABL, term loan 6.7868% 6/4/14 (f)	7,870	7,634
Electric Utilities - 1.3%
Calpine Corp. Tranche D, term loan 7.4481% 3/29/09 (f)	22,437	22,157
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 8.6219% 10/10/14 (f)	44,770	44,714
		66,871
Energy - 0.3%
Sandridge Energy, Inc. term loan:
8.625% 4/1/15 (f)	12,610	12,452
8.8538% 4/1/14 (f)	2,310	2,293
		14,745
Gaming - 0.1%
Venetian Macau Ltd. Tranche B, term loan 7.45% 5/26/12 (f)	5,507	5,397
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 2.0%
Bausch & Lomb, Inc. term loan:
4/26/15 (h)	$ 482	$ 482
8.1425% 4/26/15 (f)	1,928	1,928
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (f)	18,763	18,364
Tranche DD, term loan 7/25/14 (h)	1,237	1,211
DaVita, Inc. Tranche B1, term loan 6.7801% 10/5/12 (f)	21,407	20,925
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (f)	51,420	50,135
LifeCare Holdings, Inc. term loan 8.2% 8/11/12 (f)	9,829	9,141
Sheridan Healthcare, Inc. Tranche 1LN, term loan 7.7196% 6/15/14 (f)	2,733	2,603
		104,789
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (f)	33,405	32,528
Services - 0.9%
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (f)	6,500	6,337
7.1981% 1/26/14 (f)	465	453
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.61% 4/19/12 (f)	12,275	11,907
RSC Equipment Rental Tranche 2LN, term loan 8.75% 11/30/13 (f)	7,314	7,113
Thomson Learning, Inc. term loan 7.95% 7/5/14 (f)	20,000	19,300
		45,110
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 7.6185% 10/31/13 (f)	16,887	16,106
Super Retail - 0.5%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (f)	6,200	6,092
Toys 'R' US, Inc. term loan 8.1288% 12/9/08 (f)	20,240	20,012
		26,104
Technology - 1.5%
First Data Corp. Tranche B1, term loan 7.96% 9/24/14 (f)	22,320	21,511
Flextronics International Ltd. Tranche B-B, term loan 7.455% 10/1/12 (f)	17,880	17,701
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Open Text Corp. term loan 7.0025% 10/2/13 (f)	$ 2,996	$ 2,936
SunGard Data Systems, Inc. term loan 7.3563% 2/28/14 (f)	38,320	37,841
		79,989
Telecommunications - 1.2%
Intelsat Bermuda Ltd. term loan 7.8587% 1/12/14 (f)	5,250	5,184
Leap Wireless International, Inc. Tranche B, term loan 7.4481% 6/16/13 (f)	1,629	1,605
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (f)	34,030	33,052
MetroPCS Wireless, Inc. Tranche B, term loan 7.5789% 11/3/13 (f)	10,785	10,569
Wind Telecomunicazioni SpA term loan 12.4488% 12/12/11 pay-in-kind (f)	10,400	10,405
		60,815
TOTAL FLOATING RATE LOANS (Cost $670,633)		657,120
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 4.97% (b) (Cost $367,349)	367,349,453	367,349
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,194,587)		5,164,962
NET OTHER ASSETS - 0.4%		22,982
NET ASSETS - 100%		$ 5,187,944
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $984,951,000 or 19.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $863,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,666,000 and $3,557,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,074
Income Tax Information

At April 30, 2007, the fund had a capital loss carryforward of approximately $860,315,000 of which $120,849,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,827,238)	$ 4,797,613
Fidelity Central Funds (cost $367,349)	367,349
Total Investments (cost $5,194,587)		$ 5,164,962
Receivable for investments sold		28,410
Receivable for fund shares sold		5,743
Interest receivable		100,712
Distributions receivable from Fidelity Central Funds		1,677
Prepaid expenses		2
Other receivables		437
Total assets		5,301,943

Liabilities
Payable to custodian bank	$ 1,114
Payable for investments purchased	104,562
Payable for fund shares redeemed	2,358
Distributions payable	2,734
Accrued management fee	2,425
Other affiliated payables	715
Other payables and accrued expenses	91
Total liabilities		113,999

Net Assets		$ 5,187,944
Net Assets consist of:
Paid in capital		$ 6,026,770
Undistributed net investment income		34,786
Accumulated undistributed net realized gain (loss) on investments		(843,987)
Net unrealized appreciation (depreciation) on investments		(29,625)
Net Assets, for 585,534 shares outstanding		$ 5,187,944
Net Asset Value, offering price and redemption price per share ($5,187,944 ÷ 585,534 shares)		$ 8.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2007
Investment Income
Dividends		$ 2,150
Interest		193,232
Income from Fidelity Central Funds		8,074
Total income		203,456

Expenses
Management fee	$ 14,238
Transfer agent fees	3,671
Accounting fees and expenses	587
Custodian fees and expenses	30
Independent trustees' compensation	9
Registration fees	48
Audit	73
Legal	14
Miscellaneous	19
Total expenses before reductions	18,689
Expense reductions	(187)	18,502
Net investment income		184,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,160
Change in net unrealized appreciation (depreciation) on investment securities		(199,008)
Net gain (loss)		(180,848)
Net increase (decrease) in net assets resulting from operations		$ 4,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2007	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 184,954	$ 314,469
Net realized gain (loss)	18,160	36,659
Change in net unrealized appreciation (depreciation)	(199,008)	116,428
Net increase (decrease) in net assets resulting from operations	4,106	467,556
Distributions to shareholders from net investment income	(178,993)	(311,320)
Share transactions Proceeds from sales of shares	707,609	1,500,054
Reinvestment of distributions	162,199	277,792
Cost of shares redeemed	(534,599)	(622,705)
Net increase (decrease) in net assets resulting from share transactions	335,209	1,155,141
Redemption fees	262	371
Total increase (decrease) in net assets	160,584	1,311,748

Net Assets
Beginning of period	5,027,360	3,715,612
End of period (including undistributed net investment income of $34,786 and undistributed net investment income of $28,825, respectively)	$ 5,187,944	$ 5,027,360
Other Information Shares
Sold	79,336	168,000
Issued in reinvestment of distributions	18,294	30,958
Redeemed	(60,160)	(69,946)
Net increase (decrease)	37,470	129,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2007	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.17	$ 8.87	$ 8.65	$ 8.87	$ 8.36	$ 8.08
Income from Investment Operations
Net investment income D	.327	.654	.614	.629	.672	.674
Net realized and unrealized gain (loss)	(.320)	.291	.216	(.174)	.534	.219
Total from investment operations	.007	.945	.830	.455	1.206	.893
Distributions from net investment income	(.317)	(.646)	(.610)	(.676)	(.699)	(.616)
Redemption fees added to paid in capital D	- H	.001	- H	.001	.003	.003
Net asset value, end of period	$ 8.86	$ 9.17	$ 8.87	$ 8.65	$ 8.87	$ 8.36
Total Return B, C	.13%	11.09%	9.85%	5.18%	14.84%	12.15%
Ratios to Average Net Assets E, G
Expenses before reductions	.74% A	.75%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.77%	.77%	.79%
Expenses net of all reductions	.73% A	.75%	.76%	.77%	.77%	.79%
Net investment income	7.31% A	7.31%	6.97%	7.07%	7.67%	8.82%
Supplemental Data
Net assets, end of period (in millions)	$ 5,188	$ 5,027	$ 3,716	$ 3,028	$ 2,921	$ 2,345
Portfolio turnover rate F	37% A	39%	40%	65%	84%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) (formerly of Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Summer Street Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 111,877
Unrealized depreciation	(130,536)
Net unrealized appreciation (depreciation)	$ (18,659)
Cost for federal income tax purposes	$ 5,183,621

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,181,117 and $878,965, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $22 and $165, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Other - continued

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate of approximately 52% of the total outstanding shares of the fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of
Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 27, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPH-USAN-1207
1.784853.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 3, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 3, 2008